UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from
July 1, 2026 to July 31, 2026

Commission File Number of issuing entity:
333-267774-01

Central Index Key Number of issuing entity:
0001986424

Fifth Third Auto Trust 2023-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-267774

Central Index Key Number of depositor:
0001405332

Fifth Third Holdings Funding, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:
0000035528

Fifth Third Bank, National Association
(Exact name of sponsor as specified in its charter)

Nathan Steuber 513-534-7020
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	83-6820477
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Fifth Third Holdings Funding, LLC
6111 North River Road
Rosemont, Illinois	60018
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 354-7341
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes			☒	_______________
Class A-2-A Notes			☒	_______________
Class A-2-B Notes			☒	_______________
Class A-3 Notes			☒	_______________
Class A-4 Notes			☒	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒     No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Fifth Third Auto Trust 2023-1 as of the August 13, 2026 determination date are attached as Exhibit 99.1.

No assets securitized by Fifth Third Bank, National Association were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period July 1, 2026 to July 31, 2026.

Fifth Third Bank, National Association filed its most recent Form ABS 15G on February 6, 2026. The CIK number of Fifth Third Bank, National Association is 0000035528.

ITEM 1A – Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on August 27, 2026 under Commission File No. 333-267774-01).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on August 27, 2026 under Commission File No. 333-267774-01).

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.
(a)The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1    Monthly Distribution and Pool Performance Report
Exhibit 102    ABS Asset Data File
Exhibit 103    ABS Asset Related Document (Additional Explanatory Disclosure)
(b)The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIFTH THIRD HOLDINGS FUNDING, LLC
(Depositor)

Dated: August 27, 2026	By: /s/ Nathan Steuber
Name: Nathan Steuber
Title: Chief Financial Officer

    5